Share-Based Compensation - Omnibus Incentive Compensation Plan (Details)			12 Months Ended
	Jun. 09, 2021	Apr. 01, 2020	Dec. 31, 2021
RSUs granted before 2020
Share-Based Compensation
Vesting period			3 years
RSUs granted in 2020
Share-Based Compensation
Awards that vest on each anniversary (as a percent)			33.33%
PSUs
Share-Based Compensation
Vesting period			3 years
Weight of performance targets in relation to total shareholder return		50.00%
Weight of operating expenses reduction		25.00%
Weight of general and administrative expense reduction		25.00%
Vesting percentage of awards	100.00%
PSUs | TSR above the 75th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards		100.00%
PSUs | TSR between the 25th and 75th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards, description		achieved percentile of award vesting
PSUs | TSR below the 25th percentile of the peer group
Share-Based Compensation
Vesting percentage of awards		0.00%
PSUs | Opex target cost reduction above 100%
Share-Based Compensation
Vesting percentage of awards, description		100% plus 1 point for each point in excess of target
PSUs | Opex target cost reduction of 95-100%
Share-Based Compensation
Vesting percentage of awards		100.00%
PSUs | Opex target cost reduction of 90-94%
Share-Based Compensation
Vesting percentage of awards		75.00%
PSUs | Opex target cost reduction of 85-89%
Share-Based Compensation
Vesting percentage of awards		50.00%
PSUs | Opex target cost reduction below 85%
Share-Based Compensation
Vesting percentage of awards		0.00%
PSUs | G&A expense target cost reduction above 100%
Share-Based Compensation
Vesting percentage of awards, description		100% plus 1 point for each point in excess of target
PSUs | G&A expense target cost reduction of 95-100%
Share-Based Compensation
Vesting percentage of awards		100.00%
PSUs | G&A expense target cost reduction of 90-94%
Share-Based Compensation
Vesting percentage of awards		75.00%
PSUs | G&A expense target cost reduction of 85-89%
Share-Based Compensation
Vesting percentage of awards		50.00%
PSUs | G&A expense target cost reduction below 85%
Share-Based Compensation
Vesting percentage of awards		0.00%
SARs
Share-Based Compensation
Awards that vest on each anniversary (as a percent)			33.33%